13 Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)	R$ 7,627	R$ 9,801
Restricted Cash	2,053	16,841
Loans and financing	617,485	60,357
Lease liabilities	(447,703)	(284,515)	R$ (212,360)
Accounts payable to selling shareholders	(518,240)	(300,237)
Notes payable	76,181
At Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities, Cross-currency interest rate swaps		(757)
For Which Fair Value Is Disclosed [Member]
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)	7,627	9,801
Restricted Cash	2,053	16,841
Loans and financing	(637,723)	(60,443)
Lease liabilities	(447,703)	(284,515)
Accounts payable to selling shareholders	(518,240)	(300,237)
Notes payable	(76,181)
Level 1 Of Fair Value Hierarchy [member] | At Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities, Cross-currency interest rate swaps
Level 1 Of Fair Value Hierarchy [member] | For Which Fair Value Is Disclosed [Member]
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)
Restricted Cash
Loans and financing
Lease liabilities
Accounts payable to selling shareholders
Notes payable
Level 2 Of Fair Value Hierarchy [member] | At Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities, Cross-currency interest rate swaps		(757)
Level 2 Of Fair Value Hierarchy [member] | For Which Fair Value Is Disclosed [Member]
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)	7,627	9,801
Restricted Cash	2,053	16,841
Loans and financing	(637,723)	(60,443)
Lease liabilities	(447,703)	(284,515)
Accounts payable to selling shareholders	(518,240)	(300,237)
Notes payable	(76,181)
Level 3 Of Fair Value Hierarchy [Member] | At Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities, Cross-currency interest rate swaps
Level 3 Of Fair Value Hierarchy [Member] | For Which Fair Value Is Disclosed [Member]
Disclosure of fair value measurement of assets [line items]
Trade receivable (non-current)
Restricted Cash
Loans and financing
Lease liabilities
Accounts payable to selling shareholders
Notes payable